Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Equipment, gross	$ 53,097	$ 6,046	$ 6,046
Less accumulated depreciation	(6,626)	(4,138)	(2,651)
Equipment, net	46,471	1,908	3,395
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross	6,046	6,046	$ 6,046
Officer Furniture [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross	17,401
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross	$ 29,650